Principal Accounting Policies - Statutory Reserves (Detail) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statutory Reserves [Line Items]
Percentage allocation of annual after-tax profit to statutory common reserve	10.00%
Statutory common reserve as a percentage of registered capital reached	50.00%	50.00%	50.00%
Total appropriations to the statutory common reserve fund	812	521	250
Amount reversed from the statutory common reserve fund	800		546
Amount reversed from statutory common welfare fund	400		261
Tech JV [Member] | 51net [Member]
Statutory Reserves [Line Items]
Ownership interest in subsidiary	50.00%